Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,425,452.80

Principal:
Principal Collections	$18,646,917.64
Prepayments in Full	$10,550,892.91
Liquidation Proceeds	$173,976.27
Recoveries	$25,766.43
Sub Total	$29,397,553.25
Collections	$31,823,006.05

Purchase Amounts:
Purchase Amounts Related to Principal	$460,960.48
Purchase Amounts Related to Interest	$2,301.77
Sub Total	$463,262.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,286,268.30

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$32,286,268.30
Servicing Fee	$555,591.17	$555,591.17	$0.00	$0.00	$31,730,677.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,730,677.13
Interest - Class A-2 Notes	$12,395.90	$12,395.90	$0.00	$0.00	$31,718,281.23
Interest - Class A-3 Notes	$287,136.67	$287,136.67	$0.00	$0.00	$31,431,144.56
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$31,326,009.14
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,326,009.14
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$31,270,737.14
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,270,737.14
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$31,228,844.47
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,228,844.47
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$31,174,011.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,174,011.14
Regular Principal Payment	$28,442,176.03	$28,442,176.03	$0.00	$0.00	$2,731,835.11
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,731,835.11
Residuel Released to Depositor	$0.00	$2,731,835.11	$0.00	$0.00	$0.00
Total		$32,286,268.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$28,442,176.03
Total					$28,442,176.03
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$27,045,595.69	$65.33	$12,395.90	$0.03	$27,057,991.59	$65.36
Class A-3 Notes	$1,396,580.34	$3.32	$287,136.67	$0.68	$1,683,717.01	$4.00
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$28,442,176.03	$21.19	$556,665.99	$0.41	$28,998,842.02	$21.60

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$27,045,595.69	0.0653275	$0.00	0.0000000
Class A-3 Notes	$420,200,000.00	1.0000000	$418,803,419.66	0.9966764
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$640,295,595.69	0.4770315	$611,853,419.66	0.4558416

Pool Information
Weighted Average APR	4.204%	4.203%
Weighted Average Remaining Term	41.02	40.21
Number of Receivables Outstanding	38,283	37,457
Pool Balance	$666,709,401.63	$636,655,341.19
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$643,476,320.43	$614,583,333.50
Pool Factor	0.4887959	0.4667618

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$9,549,830.12
Yield Supplement Overcollateralization Amount	$22,072,007.69
Targeted Overcollateralization Amount	$24,801,921.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$24,801,921.53

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	18

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		75	$221,313.14
(Recoveries)		62	$25,766.43
Net Losses for Current Collection Period			$195,546.71
Cumulative Net Losses Last Collection Period			$3,914,665.46
Cumulative Net Losses for all Collection Periods			$4,110,212.17

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.35%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.70%	549	$10,809,883.16
61-90 Days Delinquent	0.16%	51	$1,037,823.65
91-120 Days Delinquent	0.04%	12	$240,969.11
Over 120 Days Delinquent	0.06%	20	$379,290.59
Total Delinquent Receivables	1.96%	632	$12,467,966.51

Repossession Inventory:
Repossessed in the Current Collection Period		20	$488,651.01
Total Repossessed Inventory		38	$903,851.97

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6750%
Preceding Collection Period			0.4153%
Current Collection Period			0.3601%
Three Month Average			0.4834%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1715%
Preceding Collection Period			0.1698%
Current Collection Period			0.2216%
Three Month Average			0.1876%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer